Notes Payable - MAXIM Note Payable - Additional Information (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Mar. 15, 2023	Oct. 28, 2022	Mar. 31, 2023	Dec. 31, 2022	Sep. 09, 2022
Notes Payable LineItems
Debt instrument, interest rate				3.75%	15.00%
Note payable, balance due			$ 6,238	$ 8,830
Maxim Note [Member]
Notes Payable LineItems
Professional fees		$ 4,182
Line of credit facility, expiration date		Oct. 30, 2023
Percentage of the gross cash proceeds received from any future debt		25.00%
Limit of gross cash proceeds exempt from repayment		$ 500
Note payable, balance due				4,167
Interest expense			67	51
Long-Term Debt, Gross			$ 3,640	$ 4,167
Maxim Note [Member] | Subsequent Event [Member]
Notes Payable LineItems
Line of credit facility, expiration date	Jun. 15, 2024
Maxim Note [Member] | LMAO [Member]
Notes Payable LineItems
Professional fees		2,209
Maxim note payable		$ 1,973
Maxim Note [Member] | Maximum [Member]
Notes Payable LineItems
Debt instrument, interest rate		7.00%
Maxim Note [Member] | Minimum [Member]
Notes Payable LineItems
Debt instrument, interest rate		15.00%